Inventories, Net	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES, NET

5. INVENTORIES, NET

Inventories are comprised of the following items as of the periods presented:

	December 31, 2021	December 31, 2020
Raw materials	$1,477	$1,148
Work in progress – cultivated cannabis	1,241	1,482
Work in progress – harvested cannabis and extracts	1,070	274
Finished goods – cannabis extracts	11,432	7,003
Finished goods – other	188	283
Total	$15,408	$10,190

During the years ended December 31, 2021 and 2020, the Company recorded inventory write-down for approximately $2,980 and $399, respectively, to cost of sales to write-down obsolete inventories.